LEASES - Supplemental balance sheet information (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Supplemental balance sheet information
Right-of-use assets	$ 4,984	$ 23,345
Operating Lease Liability	5,654	$ 26,061
Less: short term portion	$ (5,654)